1 (212) 318-6737

kentaromurase@paulhastings.com

May 3, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	The Gabelli Value 25 Fund Inc. (the “Fund”)

File Nos. 33-30139 and 811-05848

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 43 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 27, 2017 (Accession # 0001193125-17-143435).

If you have any questions concerning this filing, you may contact the undersigned at (212) 318-6737.

Very truly yours,

/s/ Kentaro Murase

Kentaro Murase

for PAUL HASTINGS LLP

cc:	Bruce N. Alpert – Gabelli Funds, LLC

Agnes Mullady – Gabelli Funds, LLC

Andrea R. Mango – Gabelli Funds, LLC

Arlene Lonergan

Amanda Ward

Paul Hastings LLP | 200 Park Avenue | New York, NY 10166

t: +1.212.318.6000 | www.paulhastings.com